Trade and other receivables (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Statement [Line Items]
Trade receivables, net	[1]	₨ 10,784,668		₨ 8,520,118
Other receivables including deposits	[2]	3,276,985		1,202,112
Construction contract related accruals		0		0
Trade and other current receivables		₨ 14,061,653	$ 185,493	₨ 9,722,230

[1]	Trade receivables as of March 31, 2022 and March 31, 2021 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.
[2]	Other receivables comprise of the following items: